Income Taxes, Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure
Net accrued interest and penalties	$ 16.8	$ 16.2
Interest and penalties expense related to unrecognized income tax benefits	0.7	$ 3.5	$ 0.6
Decrease in unrecognized tax benefits reasonably possible in the next twelve months	$ 10.6
State
Income Tax Disclosure
All audit periods prior to this year are closed	2011
Federal
Income Tax Disclosure
All audit periods prior to this year are closed	2012